SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	€ 115,747	€ 80,253		€ 70,497
Depreciation and amortization	(556)	(721)		(932)
Operating expenses	(171,622)	(151,282)		(84,746)
Net financial results	(12,460)	(3,982)		520
NET INCOME/(LOSS) BEFORE TAX	43,415	67,047		14,769
Income tax benefit/(expense)	2,968	966		1,510
NET INCOME/(LOSS) FOR THE YEAR	46,383	68,013		16,279
Attributable to equity holders of the Parent	(46,382)	(68,067)		(16,274)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	60,043	49,753		48,279
Personnel expenses	(559)	(359)		(275)
Depreciation and amortization	51	(150)		(470)
Other operating expenses	53,521	(47,947)	[1]	(43,230)
Operating expenses	(54,131)	(48,456)		(43,975)
OPERATING INCOME/(LOSS)	(5,912)	1,297		4,304
Finance income	256	(5)
Finance costs	1			(332)
Net financial results	(255)	(5)		(332)
NET INCOME/(LOSS) BEFORE TAX	(6,167)	1,292		3,972
Income tax benefit/(expense)	(576)	(68)		(1,077)
NET INCOME/(LOSS) FOR THE YEAR	(5,591)	1,224		2,895
Attributable to equity holders of the Parent	(5,591)	1,224		2,895
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	45,518	24,908		18,422
Personnel expenses	(1,184)	(407)		(18)
Depreciation and amortization	21	(7)		(1)
Other operating expenses	74,074	(36,812)	[1]	(26,277)
Operating expenses	(75,279)	(37,226)		(26,296)
OPERATING INCOME/(LOSS)	29,761	(12,318)		(7,874)
Finance income	3,366	242
Finance costs	2,724	(7)		7
Net financial results	(642)	235		7
NET INCOME/(LOSS) BEFORE TAX	29,119	(12,083)		(7,867)
Income tax benefit/(expense)	10
NET INCOME/(LOSS) FOR THE YEAR	29,109	(12,083)		(7,867)
Attributable to equity holders of the Parent	29,108	(12,083)		(7,867)
Attributable to non-controlling interests	(1)
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	7,007	3,976		2,355
Personnel expenses	(178)	(95)		(108)
Depreciation and amortization	4	(3)		(2)
Other operating expenses	14,315	(7,853)	[1]	(3,497)
Operating expenses	(14,497)	(7,951)		(3,607)
OPERATING INCOME/(LOSS)	7,490	(3,975)		(1,252)
Finance income	1,477	4
Finance costs	1,776	(28)
Net financial results	299	(24)
NET INCOME/(LOSS) BEFORE TAX	7,789	(3,999)		(1,252)
Income tax benefit/(expense)	(4)
NET INCOME/(LOSS) FOR THE YEAR	7,793	(3,999)		(1,252)
Attributable to equity holders of the Parent	7,793	(3,999)		(1,252)
Attributable to non-controlling interests
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,179	989		329
Personnel expenses	(875)	(283)		(174)
Depreciation and amortization	125	(100)		(3)
Other operating expenses	9,383	(2,314)	[1]	(289)
Operating expenses	(10,383)	(2,697)		(466)
OPERATING INCOME/(LOSS)	7,204	(1,708)		(137)
Finance income	1,344	32
Finance costs	(290)	(2)		(101)
Net financial results	(1,634)	30		(101)
NET INCOME/(LOSS) BEFORE TAX	5,570	(1,678)		(238)
Income tax benefit/(expense)	(4)	(7)		118
NET INCOME/(LOSS) FOR THE YEAR	5,574	(1,685)		(120)
Attributable to equity holders of the Parent	5,574	(1,685)		(115)
Attributable to non-controlling interests				(5)
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	56,310	39,547		31,046
Personnel expenses	(12,505)	(5,934)		(4,582)
Depreciation and amortization	355	(462)		(456)
Other operating expenses	60,770	(51,615)	[1]	(35,298)
Operating expenses	(73,630)	(58,011)		(40,336)
OPERATING INCOME/(LOSS)	17,320	(18,464)		(9,290)
Finance income	25,327	14,437		602
Finance costs	57,385	(10,649)		(696)
Net financial results	32,058	3,788		(94)
NET INCOME/(LOSS) BEFORE TAX	49,378	(14,676)		(9,384)
Income tax benefit/(expense)	(2,406)	(891)		(551)
NET INCOME/(LOSS) FOR THE YEAR	51,784	(15,567)		(9,935)
Attributable to equity holders of the Parent	51,784	(15,567)		(9,935)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(56,310)	(38,920)		(29,934)
Personnel expenses		(2)
Depreciation and amortization		1
Other operating expenses	(56,298)	3,060	[1]	29,934
Operating expenses	56,298	3,059		29,934
OPERATING INCOME/(LOSS)	12	(35,861)
Finance income	(6,667)	(10,167)		(434)
Finance costs	(48,953)	10,125		434
Net financial results	(42,286)	(42)
NET INCOME/(LOSS) BEFORE TAX	(42,274)	(35,903)
Income tax benefit/(expense)	12
NET INCOME/(LOSS) FOR THE YEAR	(42,286)	(35,903)
Attributable to equity holders of the Parent	(42,286)	(35,957)
Attributable to non-controlling interests		54
Total Group [Member]
IfrsStatementLineItems [Line Items]
Revenue	115,747	80,253		70,497
Personnel expenses	(15,301)	(7,080)		(5,157)
Depreciation and amortization	556	(721)		(932)
Other operating expenses	155,765	(143,481)	[1]	(78,657)
Operating expenses	(171,622)	(151,282)		(84,746)
OPERATING INCOME/(LOSS)	55,875	(71,029)		(14,249)
Finance income	25,103	4,543		168
Finance costs	12,643	(561)		(688)
Net financial results	(12,460)	3,982		(520)
NET INCOME/(LOSS) BEFORE TAX	43,415	(67,047)		(14,769)
Income tax benefit/(expense)	(2,968)	(966)		(1,510)
NET INCOME/(LOSS) FOR THE YEAR	46,383	(68,013)		(16,279)
Attributable to equity holders of the Parent	46,382	(68,067)		(16,274)
Attributable to non-controlling interests	€ (1)	€ 54		€ (5)

[1]	Include the transaction costs of the Business Combination as described in Note 2.